INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
(Loss) before income taxes	$ (50,268,354)	$ (79,890,763)
Statutory tax rate	27.00%	27.00%
Income tax (recovery) at statutory rate	$ (13,572,000)	$ (21,571,000)
Flow-through renunciations	12,285,000	22,059,000
Other non-deductible differences	(3,033,000)	(5,952,000)
Change in unrecognized deductible temporary differences	$ 4,320,000	$ 5,464,000